Debt - Senior Secured Notes - Narrative (Details) € in Millions			1 Months Ended	12 Months Ended
	Oct. 27, 2023 EUR (€)	Feb. 28, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 18, 2024 USD ($)	Sep. 18, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Feb. 28, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 EUR (€)	Sep. 14, 2022
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt				$ 10,000,000
Senior Notes
Debt Instrument [Line Items]
Principal				$ 4,068,000,000				$ 4,131,000,000
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage				100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage				100.00%
4.250% Senior Secured Euro Notes due March 2030 | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage				101.00%
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)				4.25%	4.25%
Principal				$ 519,000,000	€ 500		€ 500	0
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes | Debt Instrument, Redemption, Period 1
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				100.00%
Redemption price, percentage of principal amount redeemed after triggering event				101.00%
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes | Debt Instrument, Redemption, Period 2
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				102.125%
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes | Debt Instrument, Redemption, Period 3
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				101.0625%
4.250% Senior Secured Euro Notes due March 2030 | Senior Notes | Debt Instrument, Redemption, Period 4
Debt Instrument [Line Items]
Redemption price, percentage of principal amount redeemed				100.00%
6.500% Senior Secured U.S. Dollar Notes due February 2025 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			6.50%	6.50%	6.50%	6.50%	6.50%				6.50%
Principal			$ 400,000,000	$ 0		$ 500,000,000		$ 500,000,000
Loss on extinguishment of debt			9,000,000	$ 400,000
Repurchase amount		$ 200,000,000
Redemption price, per principal amount redeemed (in dollars per $1,000)		$ 1,012.54
Consideration paid, excluding interest			$ 406,000,000
3.500% Senior Secured Euro Notes due July 2024 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)			3.50%								3.50%	3.50%
Principal			$ 197,000,000								€ 200
Loss on extinguishment of debt			2,000,000
Repurchase amount | €	€ 112								€ 188
Redemption price, percentage	100.00%	100.00%
Consideration paid, excluding interest			$ 198,000,000								€ 201
5.350% Senior Secured U.S. Dollar Notes due October 2023 | Senior Notes
Debt Instrument [Line Items]
Stated interest rate on debt (as a percent)				5.35%	5.35%
Consideration paid, excluding interest										$ 61,000,000